Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2019
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income
14.	Financial assets at fair value through other comprehensive income
The Group designated certain investments shown in the following table as equity securities as at FVOCI. The FVOCI designation was made because the investments are expected to be held for the long term for strategic purposes.
None of these strategic investments was disposed of during the year ended December 31, 2019, and there were no transfers of any cumulative gain or loss within equity relating to these investments.

14.1.	Debt securities

	December 31, 2019	December 31, 2018
BCRA Liquidity Bills	29,076,683	20,834,239
Government securities	16,031,680	15,099,605
Private securities - Corporate bonds	70,150	174,058
BCRA Liquidity Bills - Pledged as collateral	—	1,633,340
Government securities - Pledged as collateral	—	24,667

TOTAL	45,178,513	37,765,909

14.2.	Equity instruments

	December 31, 2019	December 31, 2018
Banco Latinoaméricano de Exportaciones S.A.	26,385	20,346
Others	984	1,077

TOTAL	27,369	21,423